INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of unconsolidated structured entities [line items]
Investments in non-consolidated companies, beginning balance	$ 517,265	$ 821,571
Acquisition of business	0	400,037
Equity in earnings of non-consolidated companies	69,108	105,305
Other comprehensive income and other effects	(90,795)	(2,812)
Dividends from non-consolidated companies	(27,062)	(34,841)
Investments in non-consolidated companies, ending balance	468,516	517,265
Usiminas
Disclosure of unconsolidated structured entities [line items]
Derecognition related to the increase of the participation in Usiminas	$ 0	$ (771,995)